As filed with the Securities and Exchange Commission on June 7, 2018

Securities Act of 1933 File No. 333-173967

Investment Company Act of 1940 File No. 811-22555

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

(Check Appropriate Box or Boxes)

FLEXSHARES TRUST

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

855-353-9383

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy, Esq.	Ann Marie Halter
Drinker Biddle & Reath LLP	Craig R. Carberry, Esq.
One Logan Square, Ste. 2000	Northern Trust Investments, Inc.
Philadelphia, Pennsylvania 19103-6996	50 South LaSalle Street Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	on June 22, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (“1933 Act”), solely for the purpose of delaying until June 22, 2018 the effectiveness of the Registrant’s Post-Effective Amendment No. 76 filed on March 29, 2018, which pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on June 12, 2018. This Post-Effective Amendment No. 77 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 76 to the Registrant’s Registration Statement, filed on March 29, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 77 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 77 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 7th day of June 2018.

FLEXSHARES TRUST

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 77 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

* Sarah N. Garvey Sarah N. Garvey	Trustee	June 7, 2018

* Philip G. Hubbard Philip G. Hubbard	Trustee	June 7, 2018

* Eric T. McKissack Eric T. McKissack	Trustee	June 7, 2018

/s/ Shundrawn A. Thomas Shundrawn A. Thomas	Trustee	June 7, 2018

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	June 7, 2018

/s/ Randal Rein Randal Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	June 7, 2018

* By:	Peter K. Ewing
Peter K. Ewing
Attorney-In-Fact, pursuant to power of attorney